Employee Benefits (Details) - Schedule of changes in the present value of the defined benefit obligation - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of changes in the present value of the defined benefit obligation [Abstract]
Opening defined benefit obligation, January 1,	$ 7,581	$ 7,566
Increase in provision	590	527
Benefits paid	(1,202)	(603)
Actuarial gains and losses	(523)	91
Closing defined benefit obligation	$ 6,446	$ 7,581